INCOME TAX EXPENSE - Summary of income tax expense (benefit) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
INCOME TAX EXPENSE
Current tax expense (benefit)	$ (4,688)	$ 1,563	$ (6,191)
Deferred tax expense	2,815	142	(100,947)
Loss before income tax	(24,308)	(43,989)	(370,973)
Prima facie tax expense at the Group’s statutory income tax rate of 30%	(7,293)	(13,197)	(111,292)
Difference of tax rate in US controlled entities	(53)	(2,161)	(20,447)
Impact of direct accounting from US controlled entities	(8)	(98)	(3,165)
Share based compensation	781	539	747
Other allowable items	(83)	314	77
Refundable AMT Credits	(4,688)
Change in unrecognized tax assets	9,471	16,308	27,026
Change in unrecognized tax assets due to Tax Reform	(18,821)
Total tax expense (income)	(1,873)	1,705	(107,138)
Unused tax losses and temporary differences for which no deferred tax asset has been recognised at 30%	36,672	46,022	29,714
Deferred tax charged directly to equity	$ 200	(1,000)
Deferred tax benefit		2,683
Applicable tax rate	30.00%
United States
INCOME TAX EXPENSE
Tax effect from change in tax rate	$ 18,821
Number of tax entities consolidated | item	2
US controlled entities
INCOME TAX EXPENSE
Tax effect from change in tax rate			(84)
Equity raising costs
INCOME TAX EXPENSE
Deferred tax charged directly to equity	$ 821	(986)
Currency translation adjustment
INCOME TAX EXPENSE
Deferred tax charged directly to equity	$ (952)	$ 73	$ (362)